Decommissioning Liabilities - Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate, sensitivity range	1.00%
Inflation rate, sensitivity range	1.00%
One percent increase
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate	$ (319)	$ (623)
Inflation rate	419	873
One percent decrease
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate	419	875
Inflation rate	$ (320)	$ (625)